Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hsbcf
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2013
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
HSBC Emerging Markets Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	19.23%
HSBC Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC FUNDS

HSBC Emerging Markets Debt Fund
(the “Funds”)

Supplement dated June 26, 2013 to the Prospectus
dated February 28, 2013, as supplemented (the “Prospectus”)

The purpose of this supplement is to clarify that sales charges are not reflected in each Fund’s performance bar chart.

Under the “Performance Bar Chart and Table” section relating to the HSBC Emerging Markets Debt Fund on page seven of the Prospectus, the first two paragraphs and performance bar chart are deleted and replaced with the following:

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance during its first full calendar year of operations and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares. The returns for Class I Shares and Class S Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3 2012	7.24%
Worst Quarter:	Q2 2012	2.14%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.14%
Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
HSBC Emerging Markets Local Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	11.86%
HSBC Emerging Markets Local Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC FUNDS

HSBC Emerging Markets Local Debt Fund
(the “Funds”)

Supplement dated June 26, 2013 to the Prospectus
dated February 28, 2013, as supplemented (the “Prospectus”)

The purpose of this supplement is to clarify that sales charges are not reflected in each Fund’s performance bar chart.

Under the “Performance Bar Chart and Table” section relating to the HSBC Emerging Markets Local Debt Fund on page 14 of the Prospectus, the first two paragraphs and performance bar chart are deleted and replaced with the following:

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance during its first full calendar year of operations and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares. The returns for Class I Shares and Class S Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q1 2012	7.29%
Worst Quarter:	Q2 2012	-1.52%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.52%)
Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
HSBC Frontier Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	23.93%
HSBC Frontier Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hsbcf_SupplementTextBlock

HSBC FUNDS

HSBC Frontier Markets Fund
(the “Funds”)

Supplement dated June 26, 2013 to the Prospectus
dated February 28, 2013, as supplemented (the “Prospectus”)

The purpose of this supplement is to clarify that sales charges are not reflected in each Fund’s performance bar chart.

Under the “Performance Bar Chart and Table” section relating to the HSBC Frontier Markets Fund on page 22 of the Prospectus, the first two paragraphs and performance bar chart are deleted and replaced with the following:

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance during its first full calendar year of operations and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class A Shares. The returns for Class I Shares will differ from the Class A Shares’ returns shown in the bar chart because the expenses of the classes differ.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1Q 2012	12.93%
Worst Quarter:	2Q 2012	-4.91%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.91%)
Supplement Closing [Text Block]	hsbcf_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE